Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	1.77625%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,379,009.50

Principal:
Principal Collections	$23,241,222.54
Prepayments in Full	$11,329,744.10
Liquidation Proceeds	$406,588.50
Recoveries	$177,407.73
Sub Total	$35,154,962.87
Collections	$37,533,972.37

Purchase Amounts:
Purchase Amounts Related to Principal	$176,052.21
Purchase Amounts Related to Interest	$427.02
Sub Total	$176,479.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,710,451.60

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,710,451.60
Servicing Fee	$677,756.52	$677,756.52	$0.00	$0.00	$37,032,695.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,032,695.08
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,032,695.08
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,032,695.08
Interest - Class A-3 Notes	$1,255,695.67	$1,255,695.67	$0.00	$0.00	$35,776,999.41
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$35,434,218.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,434,218.41
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$35,305,951.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,305,951.74
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$35,216,475.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,216,475.07
Regular Principal Payment	$31,930,238.65	$31,930,238.65	$0.00	$0.00	$3,286,236.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,286,236.42
Residual Released to Depositor	$0.00	$3,286,236.42	$0.00	$0.00	$0.00
Total		$37,710,451.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,930,238.65
Total					$31,930,238.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,930,238.65	$58.34	$1,255,695.67	$2.29	$33,185,934.32	$60.63
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$31,930,238.65	$20.22	$1,816,220.01	$1.15	$33,746,458.66	$21.37

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$497,305,215.57	0.9086354	$465,374,976.92	0.8502950
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$706,415,215.57	0.4474239	$674,484,976.92	0.4272002

Pool Information
Weighted Average APR	3.332%	3.331%
Weighted Average Remaining Term	40.08	39.26
Number of Receivables Outstanding	42,201	41,264
Pool Balance	$813,307,822.07	$777,618,979.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$746,244,779.47	$713,779,208.18
Pool Factor	0.4706643	0.4500110

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$63,839,771.22
Targeted Overcollateralization Amount	$103,134,002.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,134,002.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$535,235.32
(Recoveries)		93	$177,407.73
Net Loss for Current Collection Period			$357,827.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5280%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5691%
Second Prior Collection Period			1.0036%
Prior Collection Period			0.9403%
Current Collection Period			0.5398%
Four Month Average (Current and Prior Three Collection Periods)			0.7632%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2509	$10,253,994.94
(Cumulative Recoveries)			$1,142,059.77
Cumulative Net Loss for All Collection Periods			$9,111,935.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5273%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,086.89
Average Net Loss for Receivables that have experienced a Realized Loss			$3,631.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.26%	441	$9,803,863.74
61-90 Days Delinquent	0.22%	70	$1,709,444.90
91-120 Days Delinquent	0.04%	15	$300,379.64
Over 120 Days Delinquent	0.05%	17	$357,902.55
Total Delinquent Receivables	1.57%	543	$12,171,590.83

Repossession Inventory:
Repossessed in the Current Collection Period		24	$714,563.66
Total Repossessed Inventory		37	$1,046,734.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1600%
Prior Collection Period			0.1848%
Current Collection Period			0.2472%
Three Month Average			0.1973%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3045%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer